UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10145

                                Baillie Gifford Funds

(Exact name of registrant as specified in charter)

1 Greenside Row

                       Edinburgh, Scotland, UK, EH1 3AN

(Address of principal executive offices) (Zip code)

Gareth Griffiths

1 Greenside Row

                       Edinburgh, Scotland, UK, EH1 3AN

(Name and address of agent for service)

Registrant's telephone number, including area code: 011-44-131-275-2000

Date of fiscal year end: April 30

Date of reporting period: October 31, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

BAILLIE GIFFORD FUNDS

Baillie Gifford Multi Asset Fund

Semi-Annual Report

October 31, 2020

(unaudited)

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Fund's annual and semi-annual shareholder reports will not be sent by mail unless you specifically request to receive paper copies. Instead, the reports will be made available on the Fund's website (https://www.bailliegifford.com/en/usa/professional-investor/funds/baillie-gifford-multi-asset-fund/literature/), and you will be notified by mail each time a shareholder report that includes your Fund is posted and provided with a website link to access the report.

If you have already elected to receive shareholders reports electronically, your election will not be affected and you need not take any further action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime in advance of January 1, 2021 by contacting your financial intermediary (such as broker-dealer or bank) or, if you are a direct investor, by calling 1-844-394-6127 or by sending an e-mail request to BGFundsReporting@bailliegifford.com.

If you currently receive reports in paper and wish to continue to do so after January 1, 2021, you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-844-394-6127 or send an email request to BGFundsReporting@bailliegifford.com. Your election to receive reports in paper will apply to all funds held in your account (whether or not they are Baillie Gifford funds) if you invest through your financial intermediary or all funds held with the Baillie Gifford Funds complex if you invest directly with Baillie Gifford Funds.

Index

Page Number
01	Fund Expenses
03	Industry Diversification Table
05	Portfolio of Investments
18	Statement of Assets and Liabilities
19	Statement of Operations
21	Statements of Changes in Net Assets
Financial Highlights
22	Selected Data for Class K
23	Selected Data for Institutional Class
24	Notes to Financial Statements
Supplemental Information
35	Management of the Trust
36	Board Considerations Regarding 2020 Contract Renewal
38	Shareholder Meeting Results

Source: © David Robertson / Alamy Stock Photo

This report is intended for shareholders of Baillie Gifford Multi Asset Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus for the fund.

The statements and views expressed in this report are as of this report's period end and are subject to change at any time. All investments entail risk, including the possible loss of principal.

Fund Expenses (unaudited)

Semi-Annual Report October 31, 2020

As a shareholder of Baillie Gifford Multi Asset Fund (the "Fund"), you incur two types of costs: (1) transactional costs and (2) ongoing costs, including advisory fees, shareholder servicing fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2020 to October 31, 2020.

Actual Expenses

The first line of each table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table labeled "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

01

Fund Expenses (unaudited)

Semi-Annual Report October 31, 2020

	Beginning Account Value 05/01/20	Ending Account Value 10/31/20	Annualized Expense Ratios Based on the Period 05/01/20 to 10/31/20	Expenses Paid During Period(1)
Baillie Gifford Multi Asset Fund — Class K
Actual	$1,000	$1,087.10	0.28%	$1.47
Hypothetical (5% return before expenses)	$1,000	$1,023.79	0.28%	$1.43
Baillie Gifford Multi Asset Fund — Institutional Class
Actual	$1,000	$1,086.00	0.28%	$1.47
Hypothetical (5% return before expenses)	$1,000	$1,023.79	0.28%	$1.43

(1)  Unless otherwise indicated, expenses are calculated using the Fund's annualized expense ratio, multiplied by the average account value for the period, multiplied by 184/365 (to reflect the six-month period).

Expenses are calculated using the annualized expense ratio for the Fund, which represents the ongoing expenses as a percentage of net assets for the six-month period ended October 31, 2020. Expenses are calculated by multiplying the annualized expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half-year; and then dividing that result by the number of days in the calendar year. Expense ratios for the most recent six-month period may differ from expense ratios based on the data in the financial highlights.

02

Industry Diversification Table

Semi-Annual Report October 31, 2020

October 31, 2020 (unaudited)
Baillie Gifford Multi Asset Fund

	Value	% of Total Net Assets
Aerospace/Defense	$13,553	0.1%
Agriculture	25,440	0.1
Apparel	49,406	0.2
Asset Backed Securities	700,708	3.2
Auto Parts & Equipment	77,259	0.3
Banks	1,344,708	6.1
Building Materials	13,780	0.1
Commercial Services	104,245	0.5
Computers	123,805	0.6
Diversified Financial Services	333,000	1.5
Electric	1,861,566	8.4
Electronics	44,887	0.2
Energy — Alternate Sources	271,988	1.2
Engineering & Construction	14,945	0.1
Entertainment	40,195	0.2
Food	75,278	0.3
Forest Products & Paper	15,825	0.1
Gas	162,665	0.7
Hand/Machine Tools	15,603	0.1
Healthcare — Products	18,652	0.1
Healthcare — Services	77,345	0.3
Internet	106,392	0.5
Investment Companies	209,741	0.9
Leisure Time	13,260	0.1
Lodging	16,450	0.1
Machinery — Diversified	12,450	0.1
Media	128,298	0.6
Mining	1,217,156	5.5
Miscellaneous Manufacturing	41,134	0.2
Oil & Gas	115,687	0.5
Oil & Gas Services	12,401	0.0	*
Packaging & Containers	38,380	0.2
Pharmaceuticals	19,558	0.1
Pipelines	25,812	0.1
Pooled Investment Vehicles	7,519,740	33.9
Real Estate	930,637	4.2
REITS	1,222,560	5.5

03

Industry Diversification Table

Semi-Annual Report October 31, 2020

October 31, 2020 (unaudited)
Baillie Gifford Multi Asset Fund

	Value	% of Total Net Assets
Retail	$100,940	0.4%
Software	18,547	0.1
Sovereign	2,966,522	13.4
Telecommunications	296,079	1.3
Toys/Games/Hobbies	45,703	0.2
Transportation	9,565	0.0 *
Total Value of Investments	20,451,865	92.3
Other assets less liabilities	1,711,708	7.7
Net Assets	$22,163,573	100.0%

*  Amount rounds to less than 0.1%.

The table above is based on Bloomberg Industry Group classifications. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors.

04

Portfolio of Investments

Semi-Annual Report October 31, 2020

October 31, 2020 (unaudited)
Baillie Gifford Multi Asset Fund

	Shares/Principal	Value
POOLED INVESTMENT VEHICLES — 33.9%
GUERNSEY — 4.2%
International Public Partnerships Ltd.	97,905	$213,085
NextEnergy Solar Fund Ltd.	140,895	196,404
Renewables Infrastructure Group Ltd. (The)	138,784	243,046
Sequoia Economic Infrastructure Income Fund Ltd.	80,000	108,408
TwentyFour Income Fund Ltd.	135,824	181,662
		942,605
IRELAND — 1.4%
Aspect Core Trend Fund	3,174	305,150
LUXEMBOURG — 0.4%
BBGI Global Infrastructure SA	36,537	81,934
SINGAPORE — 0.3%
Keppel Infrastructure Trust	151,600	60,585
UNITED KINGDOM — 3.8%
3i Infrastructure PLC	15,679	59,988
Foresight Solar Fund Ltd.	105,097	138,745
Greencoat UK Wind PLC	108,807	190,014
HICL Infrastructure PLC	161,862	368,889
JLEN Environmental Assets Group Ltd.	57,030	84,758
		842,394
UNITED STATES — 23.8%
Baillie Gifford Emerging Markets Equities Fund, Class K (1)	29,870	697,172
Baillie Gifford International Alpha Fund, Class K (1)	149,800	2,190,082
Baillie Gifford U.S. Equity Growth Fund, Class K (1)	46,300	1,492,246
Credit Suisse Managed Futures Strategy Fund, Class I	22,200	205,572
iShares MSCI Global Gold Miners ETF	22,500	702,000
		5,287,072
Total Pooled Investment Vehicles
(cost $6,156,363)		7,519,740

The accompanying notes are an integral part of the financial statements.
05

Portfolio of Investments

Semi-Annual Report October 31, 2020

October 31, 2020 (unaudited)
Baillie Gifford Multi Asset Fund

	Shares/Principal	Value
COMMON STOCKS — 20.5%
AUSTRALIA — 2.5%
Newcrest Mining Ltd.	7,845	$162,685
Nickel Mines Ltd.	371,996	233,884
Western Areas Ltd.	113,252	153,008
		549,577
BELGIUM — 0.3%
Elia Group SA	782	75,636
CANADA — 1.3%
Barrick Gold Corp.	6,005	160,548
Hydro One Ltd.	5,530	120,827
		281,375
DENMARK — 0.4%
Orsted AS	582	92,371
GERMANY — 5.0%
ADLER Group SA *	738	18,553
Deutsche Wohnen SE	8,080	407,820
E.ON Se	8,394	87,416
LEG Immobilien AG	1,892	255,709
RWE AG	2,098	77,642
Vonovia SE	3,892	248,556
		1,095,696
INDONESIA — 1.1%
Vale Indonesia TBK PT *	921,700	252,095
IRELAND — 0.7%
Greencoat Renewables PLC	118,583	161,336
ITALY — 1.7%
Enel SpA	12,514	99,492
Italgas SpA	28,149	162,665
Terna Rete Elettrica Nazionale SpA	18,064	121,964
		384,121

The accompanying notes are an integral part of the financial statements.
06

Portfolio of Investments

Semi-Annual Report October 31, 2020

October 31, 2020 (unaudited)
Baillie Gifford Multi Asset Fund

	Shares/Principal	Value
SOUTH KOREA — 0.3%
Korea Electric Power Corp. *	2,541	$44,822
Korea Electric Power Corp. ADR *	1,900	16,416
		61,238
SPAIN — 1.4%
EDP Renovaveis SA	5,970	113,494
Iberdrola SA	6,368	75,190
Red Electrica Corp. SA	6,761	119,091
		307,775
UNITED KINGDOM — 1.2%
John Laing Group PLC	70,770	258,273
UNITED STATES — 4.6%
Ameren Corp.	1,150	93,288
American Electric Power Co., Inc.	1,148	103,239
Ares Capital Corp.	3,500	48,405
Avangrid, Inc.	2,701	133,267
Brookfield Renewable Corp., Class A	2,071	138,281
Consolidated Edison, Inc.	1,275	100,075
DTE Energy Co.	838	103,426
Eversource Energy	1,077	93,990
Newmont Corp.	3,200	201,088
		1,015,059
Total Common Stocks
(cost $4,199,427)		4,534,552
CORPORATE BONDS — 14.3%
AUSTRALIA — 0.1%
FMG Resources August 2006 Pty Ltd., 4.50%, 09/15/27	19,000	20,348
CANADA — 0.4%
Bell Canada, Series MTN, 4.75%, 09/29/44	50,000	44,593
Stars Group Holdings BV / Stars Group US Co.-Borrower LLC, 7.00%, 07/15/26	23,000	24,314
Vermilion Energy, Inc., 5.63%, 03/15/25	17,000	13,940
		82,847

The accompanying notes are an integral part of the financial statements.
07

Portfolio of Investments

Semi-Annual Report October 31, 2020

October 31, 2020 (unaudited)
Baillie Gifford Multi Asset Fund

	Shares/Principal	Value
CHILE — 0.1%
Liberty Latin America Ltd., 2.00%, 07/15/24	22,000	$19,185
FRANCE — 0.4%
Electricite de France SA, 6.95%, 01/26/39	35,000	51,638
Orange SA, 9.00%, 03/01/31	30,000	48,534
		100,172
ITALY — 0.0%(2)
Telecom Italia Capital SA, 7.20%, 07/18/36	7,000	8,831
MEXICO — 0.2%
Petroleos Mexicanos, 6.50%, 03/13/27	50,000	46,489
NETHERLANDS — 1.2%
Koninklijke KPN NV, 8.38%, 10/01/30	30,000	43,147
Stichting AK Rabobank Certificaten, 6.50% (3)	160,450	231,482
		274,629
PUERTO RICO — 0.1%
Popular, Inc., 6.13%, 09/14/23	18,000	19,267
SWITZERLAND — 4.6%
Credit Suisse AG, Series 7 , Zero cpn., 10/25/21	1,070	1,027,521
UNITED KINGDOM — 0.3%
Tesco PLC, 5.50%, 01/13/33	34,000	56,770
UNITED STATES — 6.9%
ACI Worldwide, Inc., 5.75%, 08/15/26	6,000	6,330
Adient US LLC, 7.00%, 05/15/26	12,000	12,801
Antero Resources Corp., 5.63%, 06/01/23	15,000	12,600
Apple, Inc., 4.50%, 02/23/36	35,000	46,166
Aptiv PLC, 4.35%, 03/15/29	44,000	49,177
Arrow Bidco LLC, 9.50%, 03/15/24	20,000	16,450
At Home Holding III, Inc., 8.75%, 09/01/25	12,000	12,630
AT&T, Inc., 3.50%, 09/15/53	42,000	40,153
Avantor Funding, Inc., 4.63%, 07/15/28	18,000	18,652
Cable One, Inc., 4.00%, 11/15/30	20,000	20,300
Carnival Corp., 11.50%, 04/01/23	12,000	13,260

The accompanying notes are an integral part of the financial statements.
08

Portfolio of Investments

Semi-Annual Report October 31, 2020

October 31, 2020 (unaudited)
Baillie Gifford Multi Asset Fund

	Shares/Principal	Value
Catalent Pharma Solutions, Inc., 4.88%, 01/15/26	24,000	$24,480
CCO Holdings LLC / CCO Holdings Capital Corp., 5.50%, 05/01/26	10,000	10,400
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 08/15/30	23,000	23,891
CenturyLink, Inc., Series P, 7.60%, 09/15/39	23,000	25,875
ChampionX Corp., 6.38%, 05/01/26	13,000	12,401
Cheniere Energy, Inc., 4.63%, 10/15/28	25,000	25,812
Cincinnati Bell, Inc., 7.00%, 07/15/24	9,000	9,304
Cincinnati Bell, Inc., 8.00%, 10/15/25	15,000	15,900
Citigroup, Inc., 8.13%, 07/15/39	30,000	51,932
Cogent Communications Group, Inc., 5.38%, 03/01/22	12,000	12,210
Colfax Corp., 6.00%, 02/15/24	15,000	15,603
Compass Minerals International, Inc., 6.75%, 12/01/27	18,000	19,525
Corning, Inc., 5.45%, 11/15/79	40,000	50,356
Darling Ingredients, Inc., 5.25%, 04/15/27	24,000	25,440
Dell International LLC / EMC Corp., 5.30%, 10/01/29	43,000	49,767
Dell, Inc., 7.10%, 04/15/28	22,000	27,871
Enviva Partners LP / Enviva Partners Finance Corp., 6.50%, 01/15/26	13,000	13,715
FirstCash, Inc., 4.63%, 09/01/28	30,000	30,450
Freeport-McMoRan, Inc., 4.55%, 11/14/24	13,000	13,975
frontdoor, Inc., 6.75%, 08/15/26	14,000	14,945
General Electric Co., Series MTN, 5.55%, 01/05/26	35,000	41,134
Graham Holdings Co., 5.75%, 06/01/26	25,000	26,211
Hanesbrands, Inc., 4.63%, 05/15/24	14,000	14,582
Hasbro, Inc., 6.35%, 03/15/40	38,000	45,703
HCA, Inc., 5.88%, 02/15/26	22,000	24,860
HCA, Inc., 5.50%, 06/15/47	7,000	8,684
Hilcorp Energy I LP / Hilcorp Finance Co., 6.25%, 11/01/28	10,000	9,161
HLF Financing Sarl LLC / Herbalife International, Inc., 7.25%, 08/15/26	19,000	19,558
LABL Escrow Issuer LLC, 6.75%, 07/15/26	12,000	12,580
Land O' Lakes, Inc., 7.25% (3)	15,000	13,975
Land O'Lakes Capital Trust I, 7.45%, 03/15/28	4,000	4,533
Laredo Petroleum, Inc., 10.13%, 01/15/28	21,000	9,083
Liberty Interactive LLC, 8.25%, 02/01/30	7,000	7,578
Masonite International Corp., 5.38%, 02/01/28	13,000	13,780
Matador Resources Co., 5.88%, 09/15/26	13,000	10,465
Match Group Holdings II LLC, 5.00%, 12/15/27	15,000	15,602
Match Group Holdings II LLC, 5.63%, 02/15/29	13,000	14,008
Meritor, Inc., 6.25%, 02/15/24	15,000	15,281
Mueller Water Products, Inc., 5.50%, 06/15/26	12,000	12,450
Netflix, Inc., 4.38%, 11/15/26	14,000	15,197

The accompanying notes are an integral part of the financial statements.
09

Portfolio of Investments

Semi-Annual Report October 31, 2020

October 31, 2020 (unaudited)
Baillie Gifford Multi Asset Fund

	Shares/Principal	Value
Netflix, Inc., 4.88%, 04/15/28	18,000	$20,245
Penske Automotive Group, Inc., 5.50%, 05/15/26	26,000	26,829
PTC, Inc., 3.63%, 02/15/25	12,000	12,218
PVH Corp., 4.63%, 07/10/25	12,000	12,659
QVC, Inc., 4.38%, 03/15/23	13,000	13,471
Range Resources Corp., 4.88%, 05/15/25	15,000	13,950
Sally Holdings LLC / Sally Capital, Inc., 8.75%, 04/30/25	16,000	17,560
Santander Holdings USA, Inc., 4.40%, 07/13/27	13,000	14,505
Schweitzer-Mauduit International, Inc., 6.88%, 10/01/26	15,000	15,825
Sealed Air Corp., 6.88%, 07/15/33	20,000	25,800
Sensata Technologies BV, 5.00%, 10/01/25	27,000	29,474
Service Corp. International, 5.13%, 06/01/29	14,000	15,300
Sirius XM Radio, Inc., 4.13%, 07/01/30	33,000	33,924
Six Flags Theme Parks, Inc., 7.00%, 07/01/25	15,000	15,881
Sprint Corp., 7.25%, 09/15/21	2,000	2,083
Sprint Corp., 7.63%, 03/01/26	6,000	7,302
Tenet Healthcare Corp., 4.63%, 07/15/24	19,000	19,321
Townsquare Media, Inc., 6.50%, 04/01/23	14,000	13,020
TransDigm, Inc., 6.25%, 03/15/26	13,000	13,553
TTM Technologies, Inc., 5.63%, 10/01/25	15,000	15,413
VeriSign, Inc., 5.25%, 04/01/25	26,000	29,131
Verisk Analytics, Inc., 4.13%, 03/15/29	40,000	47,096
Wolverine World Wide, Inc., 5.00%, 09/01/26	22,000	22,165
WW International, Inc., 8.63%, 12/01/25	15,000	15,638
XPO Logistics, Inc., 6.25%, 05/01/25	9,000	9,565
		1,518,724
Total Corporate Bonds
(cost $3,074,642)		3,174,783
REAL ESTATE INVESTMENT TRUSTS — 5.5%
FRANCE — 0.6%
Covivio	526	31,323
Gecina SA	523	64,927
ICADE	622	31,455
		127,705
GERMANY — 0.3%
alstria office REIT-AG	4,832	61,509

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report October 31, 2020

October 31, 2020 (unaudited)
Baillie Gifford Multi Asset Fund

	Shares/Principal		Value
GUERNSEY — 0.5%
UK Commercial Property REIT Ltd.		134,833	$119,144
IRELAND — 0.5%
Hibernia REIT PLC		87,316	105,623
UNITED KINGDOM — 3.6%
British Land Co. PLC (The)		30,426	137,402
Land Securities Group PLC		18,972	125,178
LondonMetric Property PLC		24,600	68,780
LXI REIT PLC		21,930	31,092
Segro PLC		13,774	160,946
Tritax Big Box REIT PLC		140,553	285,181
			808,579
Total Real Estate Investment Trusts
(cost $1,326,242)			1,222,560
INFLATION INDEXED BONDS — 5.1%
AUSTRALIA — 2.1%
Australian Government Bond, Series 27CI, 0.75%, 11/21/27	AUD	301,795	234,837
Australian Government Bond, Series 30CI, 2.50%, 09/20/30	AUD	253,635	234,603
			469,440
THAILAND — 0.5%
Thailand Government Bond, 1.25%, 03/12/28	THB	3,714,801	115,705
UNITED STATES — 2.5%
U.S. Treasury Inflation Indexed Bond, 0.75%, 02/15/42		112,612	138,522
U.S. Treasury Inflation Indexed Bond, 0.63%, 02/15/43		114,522	137,779
U.S. Treasury Inflation Indexed Bond, 1.38%, 02/15/44		97,807	136,140
U.S. Treasury Inflation Indexed Bond, 0.75%, 02/15/45		108,721	134,977
			547,418
Total Inflation Indexed Bonds
(cost $1,029,692)			1,132,563

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report October 31, 2020

October 31, 2020 (unaudited)
Baillie Gifford Multi Asset Fund

	Shares/Principal		Value
TREASURY BILLS — 4.5%
UNITED STATES — 4.5%
U.S. Treasury Bill, 01/28/21 (4)		1,000,000	$999,764
Total Treasury Bills
(cost $999,828)			999,764
FOREIGN GOVERNMENT BONDS — 3.8%
BRAZIL — 0.4%
Brazilian Government International Bond, 10.13%, 05/15/27		30,000	41,775
Brazilian Government International Bond, 7.13%, 01/20/37		40,000	50,250
			92,025
DOMINICAN REPUBLIC — 0.5%
Dominican Republic International Bond, 6.88%, 01/29/26		100,000	112,875
HUNGARY — 0.3%
Hungary Government International Bond, 7.63%, 03/29/41		36,000	64,120
IVORY COAST (COTE D'IVOIRE) — 0.5%
Ivory Coast Government International Bond, 5.25%, 03/22/30	EUR	100,000	112,230
PERU — 0.6%
Peruvian Government International Bond, 8.75%, 11/21/33		77,000	129,938
ROMANIA — 0.5%
Romanian Government International Bond, 2.00%, 01/28/32	EUR	90,000	104,813
RUSSIA — 0.5%
Russian Foreign Bond — Eurobond, 7.50%, 03/31/30		88,230	101,487
TURKEY — 0.2%
Turkish Government International Bond, 7.38%, 02/05/25		20,000	20,412
Turkish Government International Bond, 6.88%, 03/17/36		30,000	27,525
			47,937

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report October 31, 2020

October 31, 2020 (unaudited)
Baillie Gifford Multi Asset Fund

	Shares/Principal	Value
URUGUAY — 0.3%
Uruguay Government International Bond, 4.98%, 04/20/55	52,000	$68,770
Total Foreign Government Bonds
(cost $743,743)		834,195
COLLATERALIZED LOAN OBLIGATIONS — 3.2%
IRELAND — 2.6%
Aurium CLO I DAC, 2.30%, FRN, (3 Month EURIBOR + 2.30%), 03/23/32 (5)	250,000	291,186
Carlyle Euro CLO, Class B, Series 2017-1X, 2.15%, FRN, (3 Month EURIBOR + 2.15%), 07/15/30 (5)	150,000	170,355
Harvest CLO XVII DAC, 3.95%, FRN, (3 Month EURIBOR + 3.95%), 05/11/32 (5)	100,000	111,564
		573,105
NETHERLANDS — 0.6%
Barings Euro CLO, Class B1A, Series 2018-2X, 1.70%, FRN, (3 Month EURIBOR + 1.70%), 10/15/31 (5)	110,000	127,603
Total Collateralized Loan Obligations
(cost $655,752)		700,708
STRUCTURED NOTES — 1.5%
UNITED STATES — 1.5%
GS Finance Corp. , Zero cpn., 05/24/21 (6) (Cost $300,000)	300,000	333,000
TOTAL INVESTMENTS — 92.3%
(cost $18,485,689)		$20,451,865
Other assets less liabilities — 7.7%		1,711,708
NET ASSETS — 100.0%		$22,163,573

*  Non-income producing security.

(1)  Affiliated Fund.

(2)  Amount rounds to less than 0.1%.

(3)  Perpetual, callable security with no stated maturity date.

(4)  Security issued on a discount basis with no stated coupon rate. Income is recognized through the accretion of discount.

(5)  Variable rate security.

(6)  Commodity-linked note which uses LME Primary Nickel as the reference price. Value correlates to changes in this reference price.

3-Month EURIBOR rate as of October 31, 2020 was (0.52)%.

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, Baillie Gifford Overseas Limited retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in the Fund's prospectus.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report October 31, 2020

October 31, 2020 (unaudited)
Baillie Gifford Multi Asset Fund

A summary of the Fund's transactions with affiliated funds during the six-month period ended October 31, 2020 is as follows:

Affiliated Fund Holdings

	Shares at April 30, 2020	Value at April 30, 2020	Purchases Cost	Sales Proceeds	Net Realized Gain/ (Loss)	Net Change in unrealized Appreciation/ (Depreciation)	Shares at October 31, 2020	Value at October 31, 2020	Income Distributions	Capital Gain Distributions
Baillie Gifford Emerging Markets Equities Fund, Class K	8,691	$151,837	$565,792	$(224,865)	$40,011	$164,397	29,870	$697,172	$—	$—
Baillie Gifford International Alpha Fund, Class K	100,493	1,177,782	813,613	(339,460)	69,740	468,407	149,800	2,190,082	—	—
Baillie Gifford U.S. Equity Growth Fund, Class K	20,877	446,766	778,995	(337,590)	188,139	415,936	46,300	1,492,246	—	—
	130,061	$1,776,385	$2,158,400	$(901,915)	$297,890	$1,048,740	225,970	$4,379,500	$—	$—

For more information on the affiliated fund holdings, please refer to Note B.

Open futures contracts outstanding at October 31, 2020:

Description	Counterparty	Expiration Date	Number of Contracts Purchased (Sold)	Notional Value at October 31, 2020	Unrealized Appreciation (Depreciation)
Aus 10 Year Bond Futures	HSBC Securities (USA) Inc	December 2020	(4)	$(420,373)	$(6,377)
Euro — BOBL Futures	HSBC Securities (USA) Inc	December 2020	(2)	(316,481)	(2,524)
Euro Stoxx 50 Futures	HSBC Securities (USA) Inc	December 2020	(6)	(206,771)	13,882
Euro-Buxl Futures	HSBC Securities (USA) Inc	December 2020	(1)	(266,425)	(16,030)
FTSE 100 — Standard Index Future	HSBC Securities (USA) Inc	December 2020	(3)	(216,226)	9,587
US Ultra Futures	HSBC Securities (USA) Inc	December 2020	(3)	(645,000)	26,671
					$25,209

Open forward foreign currency contracts outstanding at October 31, 2020:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
HSBC Securities (USA) Inc	11/12/2020	CZK	5,062,000	USD	228,969	$12,601	$—
HSBC Securities (USA) Inc	11/12/2020	HUF	65,000,000	USD	221,149	14,820	—
HSBC Securities (USA) Inc	11/12/2020	RON	1,345,000	USD	327,680	5,738	—
HSBC Securities (USA) Inc	11/12/2020	USD	228,627	CZK	5,062,000	—	(12,258)
HSBC Securities (USA) Inc	11/18/2020	AUD	666,396	USD	481,273	12,818	—
HSBC Securities (USA) Inc	11/18/2020	CAD	1,888,800	USD	1,434,871	17,088	—

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report October 31, 2020

October 31, 2020 (unaudited)
Baillie Gifford Multi Asset Fund

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
HSBC Securities (USA) Inc	11/18/2020	CHF	1,184,700	USD	1,298,488	$5,822	$—
HSBC Securities (USA) Inc	11/18/2020	EUR	4,299,900	USD	5,078,358	68,458	—
HSBC Securities (USA) Inc	11/18/2020	GBP	3,438,690	USD	4,453,883	—	(1,451)
HSBC Securities (USA) Inc	11/18/2020	IDR	4,684,000,000	USD	317,366	—	(285)
HSBC Securities (USA) Inc	11/18/2020	KRW	644,000,000	USD	558,630	—	(8,155)
HSBC Securities (USA) Inc	11/18/2020	MXN	7,500,000	USD	348,566	—	(4,282)
HSBC Securities (USA) Inc	11/18/2020	THB	42,626,000	USD	1,365,627	—	(1,834)
HSBC Securities (USA) Inc	11/18/2020	USD	2,112,640	JPY	223,551,200	23,071	—
HSBC Securities (USA) Inc	12/10/2020	RUB	9,200,000	USD	119,772	4,505	—
HSBC Securities (USA) Inc	12/10/2020	TRY	860,000	USD	110,784	10,251	—
HSBC Securities (USA) Inc	12/10/2020	USD	130,118	RUB	10,000,000	—	(4,827)
HSBC Securities (USA) Inc	12/10/2020	USD	330,059	IDR	4,940,000,000	2,824	—
HSBC Securities (USA) Inc	1/21/2021	CAD	291,000	USD	214,436	—	(4,072)
HSBC Securities (USA) Inc	1/21/2021	EUR	173,760	USD	204,807	2,025	—
HSBC Securities (USA) Inc	1/21/2021	GBP	172,000	USD	225,286	2,320	—
HSBC Securities (USA) Inc	1/21/2021	USD	661,087	NOK	6,129,000	—	(19,219)
HSBC Securities (USA) Inc	1/21/2021	USD	347,970	KRW	394,000,000	—	(1,364)
HSBC Securities (USA) Inc	1/21/2021	USD	227,264	MXN	4,800,000	—	(3,045)
HSBC Securities (USA) Inc	2/25/2021	EUR	938,000	USD	1,107,598	12,093	—
HSBC Securities (USA) Inc	2/25/2021	JPY	17,600,000	USD	168,185	—	(212)
HSBC Securities (USA) Inc	2/25/2021	USD	610,587	JPY	64,930,000	10,660	—
HSBC Securities (USA) Inc	2/25/2021	USD	220,885	PLN	820,000	—	(13,680)
HSBC Securities (USA) Inc	2/25/2021	USD	210,400	EUR	177,000	—	(3,679)
HSBC Securities (USA) Inc	3/11/2021	BRL	1,110,000	USD	208,337	15,789	—
HSBC Securities (USA) Inc	3/11/2021	USD	197,149	RUB	15,160,000	—	(8,884)
HSBC Securities (USA) Inc	3/25/2021	CAD	152,200	USD	114,193	—	(102)
HSBC Securities (USA) Inc	3/25/2021	NZD	180,000	USD	118,541	—	(493)
HSBC Securities (USA) Inc	3/25/2021	TRY	960,000	USD	115,809	9,253	—
HSBC Securities (USA) Inc	3/25/2021	USD	332,008	ILS	1,135,000	1,446	—
HSBC Securities (USA) Inc	3/25/2021	USD	317,042	THB	9,900,000	426	—
HSBC Securities (USA) Inc	3/25/2021	USD	130,076	RUB	10,300,000	—	(2,348)
HSBC Securities (USA) Inc	3/25/2021	USD	325,876	CHF	300,000	2,757	—
HSBC Securities (USA) Inc	4/8/2021	NZD	656,000	USD	434,719	893	—
HSBC Securities (USA) Inc	4/8/2021	USD	673,806	AUD	942,000	—	(11,163)
HSBC Securities (USA) Inc	4/22/2021	ZAR	5,719,000	USD	337,505	—	(7,334)
Total unrealized appreciation (depreciation)						$235,658	$(108,687)
Net unrealized appreciation (depreciation)							$126,971

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report October 31, 2020

October 31, 2020 (unaudited)
Baillie Gifford Multi Asset Fund

ADR  —  American Depositary Receipt

CLO  —  Collateralized Loan Obligation

ETF  —  Exchange Traded Fund

EURIBOR  —  Euro Inter Bank Offer Rate

FRN  —  Floating Rate Note

MTN  —  Medium Term Note

REIT  —  Real Estate Investment Trust

Currency Abbreviations:

AUD  —  Australian Dollar

BRL  —  Brazilian Real

CAD  —  Canadian Dollar

CHF  —  Swiss Franc

CZK  —  Czech Koruna

EUR  —  Euro

GBP  —  Great Britain Pound

HUF  —  Hungarian Forint

IDR  —  Indonesian Rupiah

ILS  —  Israeli Shekel

JPY  —  Japanese Yen

KRW  —  South Korean Won

MXN  —  Mexican Peso

NOK  —  Norwegian Krone

NZD  —  New Zealand Dollar

PLN  —  Polish Zloty

RON  —  Romanian New Leu

RUB  —  Russian Ruble

THB  —  Thai Baht

TRY  —  Turkish Lira

ZAR  —  South African Rand

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report October 31, 2020

October 31, 2020 (unaudited)
Baillie Gifford Multi Asset Fund

Fair Value Measurement

The following is a summary of the inputs used as of October 31, 2020 in valuing the Fund's investments carried at fair value:

Investments in Securities(1)	Level 1	Level 2	Level 3	Total
Assets:
Pooled Investment Vehicles	$6,103,729	$1,416,011	$—	$7,519,740
Common Stocks	1,405,221	3,129,331	—	4,534,552
Corporate Bonds	—	3,174,783	—	3,174,783
Real Estate Investment Trusts	61,509	1,161,051	—	1,222,560
Inflation Indexed Bonds	—	1,132,563	—	1,132,563
Treasury Bills	999,764	—	—	999,764
Foreign Government Bonds	—	834,195	—	834,195
Collateralized Loan Obligations	—	700,708	—	700,708
Structured Notes	—	333,000	—	333,000
Total Investments in Securities	$8,570,223	$11,881,642	$—	$20,451,865
Other Financial Instruments(2)
Forward Foreign Currency Contracts	—	235,658	—	235,658
Futures Contracts	50,140	—	—	50,140
Total Investments in Securities and Other Financial Instruments	$8,620,363	$12,117,300	$—	$20,737,663
Liabilities:
Other Financial Instruments(2)
Forward Foreign Currency Contracts	—	108,687	—	108,687
Futures Contracts	24,931	—	—	24,931
Total Other Financial Instruments	$24,931	$108,687	$—	$133,618

(1)  A complete listing of investments and additional information regarding the industry classification and geographical location of these investments is disclosed in the Portfolio of Investments.

(2)  Reflects the unrealized appreciation (depreciation) of the instruments.

See Note A for description of inputs used in the fair value hierarchy above.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report October 31, 2020

October 31, 2020 (unaudited)
Baillie Gifford Multi Asset Fund

ASSETS
Investments, at value (cost $15,186,328)	$16,072,365
Investments in affiliated funds, at value (cost $3,299,361)	4,379,500
Cash	1,616,587
Unrealized appreciation on forward foreign currency contracts	235,658
Net unrealized appreciation on futures	25,209
Due from Investment Advisor	71,163
Interest receivable	46,143
Dividends receivable	11,963
Tax reclaims receivable	1,086
Total Assets	22,459,674
LIABILITIES
Unrealized depreciation on forward foreign currency contracts	108,687
Deposit with broker for futures contracts	25,209
Payable for investment purchased	20,300
Administration & Supervisory fee payable	12,694
Legal fee payable	42,977
Accrued expenses	86,234
Total Liabilities	296,101
NET ASSETS	$22,163,573
COMPOSITION OF NET ASSETS
Paid-in capital	$20,761,682
Total distributable earnings	1,401,891
$22,163,573
NET ASSET VALUE, PER SHARE
Class K ($16,542,345 / 1,577,830 shares outstanding), unlimited authorized, no par value	$10.48
Institutional Class ($5,621,228 / 536,167 shares outstanding), unlimited authorized, no par value	$10.48

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report October 31, 2020

For the Six Months Ended October 31, 2020 (unaudited)
Baillie Gifford Multi Asset Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $8,219)	$109,509
Interest	74,852
Total Investment Income	184,361
EXPENSES
Advisory fee, net of Temporary Advisory Fee Waiver (Note B)	8,662
Administration & Supervisory fee — Class K shares (Note B)	13,692
Administration & Supervisory fee — Institutional Class shares (Note B)	4,716
Transfer agency	17,945
Fund accounting	64,740
Legal	37,228
Registration fees	24,946
Printing fees	18,799
Professional fees	18,074
Clearing fees	14,947
Custody	10,583
Trustees' fees	347
Commitment fees	96
Miscellaneous	2,832
Total Expenses	237,607
Advisory fees waived/reimbursed	(194,295)
Affiliated fund expenses waived	(12,621)
Net Expenses	30,691
Net Investment Income	153,670
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES, AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from:
Investments	(263,990)
Investments in affiliated funds	297,890
Futures	5,332
Forward foreign currency contracts	(1,041,252)
Foreign currency transactions	2,113
(999,907)

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report October 31, 2020

Net change in unrealized appreciation on:
Investments	$1,213,749
Investments in affiliated funds	1,048,740
Futures	30,159
Forward foreign currency contracts	371,360
Translation of net assets and liabilities denominated in foreign currencies	250
2,664,258
Net realized and unrealized gain	1,664,351
NET INCREASE IN NET ASSETS FROM OPERATIONS	$1,818,021

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report October 31, 2020

Baillie Gifford Multi Asset Fund

	For the Six Months Ended October 31, 2020 (unaudited)	For the Year Ended April 30, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$153,670	$249,108
Net realized gain (loss)	(999,907)	348,379
Net change in unrealized appreciation (depreciation)	2,664,258	(953,240)
Net increase (decrease) in net assets from operations	1,818,021	(355,753)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
Class K	—	(360,050)
Institutional Class	—	(360,051)
Total Distributions to Shareholders	—	(720,101)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class K	10,000,000	—
Institutional Class	44	—
Dividends reinvested:
Class K	—	360,050
Institutional Class	—	360,051
Increase in Net Assets from Transactions in Shares of Beneficial Interest	10,000,044	720,101
Total Increase (Decrease) in Net Assets	11,818,065	(355,753)
NET ASSETS
Beginning of period	10,345,508	10,701,261
End of period	$22,163,573	$10,345,508

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report October 31, 2020

Baillie Gifford Multi Asset Fund
Selected data for a Class K share outstanding throughout each period:

	For the Six Months Ended October 31, 2020 (unaudited)		For the Year Ended April 30, 2020	For the Period December 4, 2018(a) through April 30, 2019
Net asset value, beginning of period	$9.65		$10.66	$10.00
From Investment Operations
Net investment income(b)	0.07		0.24	0.13
Net realized and unrealized gain (loss) on investments and foreign currency	0.76		(0.54)	0.57
Net increase (decrease) in net asset value from investment operations	0.83		(0.30)	0.70
Dividends and Distributions to Shareholders
From net investment income	—		(0.55)	(0.04)
From net realized gain on investments	—		(0.16)	—
Total Dividends and Distributions	—		(0.71)	(0.04)
Net asset value, end of period	$10.48		$9.65	$10.66
Total Return
Total return based on net asset value(c)	8.71%		(3.35)%	7.06%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$16,542		$5,173	$5,351
Ratio of net expenses to average net assets, after affiliated fund waiver but before waiver under expense limitation agreement(d)(e)	2.08	%*	4.65%	3.02%*
Ratio of net expenses to average net assets, after affiliated fund waiver and waiver under expense limitation agreement(d)	0.28	%*	0.56%	0.55%*
Ratio of net investment income to average net assets	1.43	%*	2.29%	3.08%*
Portfolio turnover rate(f)	22%		59%	14%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Does not include the expenses of non-affiliated pooled investment vehicles in which the Fund invests.

(e)  This figure represents the gross expenses of the Fund less any waiver in relation to management fees paid on assets invested in affiliated funds (refer to Note B for further details).

(f)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report October 31, 2020

Baillie Gifford Multi Asset Fund
Selected data for an Institutional Class share outstanding throughout each period:

	For the Six Months Ended October 31, 2020 (unaudited)		For the Year Ended April 30, 2020	For the Period December 4, 2018(a) through April 30, 2019
Net asset value, beginning of period	$9.65		$10.66	$10.00
From Investment Operations
Net investment income(b)	0.07		0.24	0.13
Net realized and unrealized gain (loss) on investments and foreign currency	0.76		(0.54)	0.57
Net increase (decrease) in net asset value from investment operations	0.83		(0.30)	0.70
Dividends and Distributions to Shareholders
From net investment income	—		(0.55)	(0.04)
From net realized gain on investments	—		(0.16)	—
Total Dividends and Distributions	—		(0.71)	(0.04)
Net asset value, end of period	$10.48		$9.65	$10.66
Total Return
Total return based on net asset value(c)	8.60%		(3.35)%	7.06%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$5,621		$5,173	$5,350
Ratio of net expenses to average net assets, after affiliated fund waiver but before waiver under expense limitation agreement(d)(e)	2.08	%*	4.65%	3.02%*
Ratio of net expenses to average net assets, after affiliated fund waiver and waiver under expense limitation agreement(d)	0.28	%*	0.56%	0.55%*
Ratio of net investment income to average net assets	1.40	%*	2.29%	3.08%*
Portfolio turnover rate(f)	22%		59%	14%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Does not include the expenses of non-affiliated pooled investment vehicles in which the Fund invests.

(e)  This figure represents the gross expenses of the Fund less any waiver in relation to management fees paid on assets invested in affiliated funds (refer to Note B for further details).

(f)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (unaudited)

Semi-Annual Report October 31, 2020

Note A — Organization and Accounting Policies

The Fund is a diversified series of Baillie Gifford Funds (the "Trust"). The Trust includes other series that are not included in this report. The investment objective of the Fund is to seek long-term capital growth at lower volatility than is typically associated with equity markets. For information on the specific investment strategies of the Fund and a description of each share class, please refer to the Fund's prospectus. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust was organized on June 21, 2000, as a Massachusetts business trust under the laws of Massachusetts. The Trust operates pursuant to the Second Amended and Restated Agreement and Declaration of Trust dated February 27, 2017, as amended from time to time.

On November 25, 2019, the Fund changed its name to Baillie Gifford Multi Asset Fund from The Multi Asset Fund.

As of October 31, 2020, the Fund offers Class K and Institutional Class shares.

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The financial statements of the Fund have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). Management is required to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations for the Fund during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund:

Valuation of Investments

Equity securities listed on an established securities exchange are normally valued at their last sale price on the exchange where primarily traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Equity securities listed on an established securities exchange for which there is no reported sale during the day (and in the case of over-the-counter securities not so listed) are valued at the mean between the last available bid and ask prices.

Fixed income securities including corporate bonds, inflation indexed bonds, foreign government bonds and sovereign debts are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services or sources. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The service providers' internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy. Certain short-term debt obligations maturing within 60 days or less may be valued at their amortized cost unless Baillie Gifford Overseas Limited (the "Manager") determines that amortized cost does not represent fair value. These securities will be classified as Level 1 securities.

Investments in pooled investment vehicles are valued at the most recent published NAV for each investee fund. Where the most recent published NAV for an investee fund was determined at a time other than the pricing point of the Fund, the price may be subject to fair value adjustment as determined by the Manager. At October 31, 2020, there were no fair value adjustments required on investments in pooled investment vehicles.

Investments in structured securities are valued daily from an independent pricing source based on quotes received from the counterparty. Certain derivatives are centrally cleared or trade in the over-the-counter market. The Fund's pricing services use various techniques which may include industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund may invest in futures contracts which are valued at the closing settlement price established each day by the board of the exchange on which they are traded.

The Fund may invest in forward foreign exchange contracts which are valued based on closing exchange rates from each respective foreign market.

The Fund may enter into swap agreements which are valued by independent third-party pricing agents based upon the specific terms of each agreement.

Notes to Financial Statements (unaudited)

Semi-Annual Report October 31, 2020

The Fund may invest in collateralized loan obligations which are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services. A collateralized loan obligation (CLO) is a security backed by a pool of debt. The investor receives scheduled debt payments from the underlying loans but assumes most of the risk in the event that borrowers default.

Other securities for which current market quotations are not readily available (or for which quotations are not believed to be reliable due to market changes that occur after the most recent available quotations are obtained, or for any other reason) and all other assets are valued at their fair value as determined in good faith by the Manager, pursuant to procedures approved by the Board of Trustees of the Trust (the "Board"). The actual calculations may be made by persons acting pursuant to the direction of the Board or by pricing services.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to close of regular trading on the New York Stock Exchange and such events may not be reflected in the computation of the Fund's net asset value. Occasionally, events affecting the value of equity securities of non-U.S. issuers not traded on a U.S. exchange may occur between the completion of substantial trading of such securities for the day and the close of regular trading on the New York Stock Exchange, and such events may not be reflected in the computation of the Fund's net asset value.

If events materially affecting the value of the Fund's portfolio securities occur during such period, then these securities will be valued at their fair value as determined in good faith by the Manager, pursuant to procedures approved by the Board. The Fund utilizes a third party pricing service for all equity securities, except those traded on Canadian, Latin American, or U.S. exchanges, subject to certain minimum confidence levels, which applies a fair value adjustment that seeks to reflect changes in such securities' market prices since the close of the market on which the securities are traded. To the extent that securities are valued using this service, they will be classified as Level 2 securities in the fair value measurement framework described below.

The Fund may invest in bonds issued by governments of both developed and emerging market economies. These may be denominated in the currency of the issuing country, or some other currency such as U.S. dollars.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund's investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 —  unadjusted quoted prices in active markets for identical investments

Level 2 —  other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —  significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund's use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities' market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

Notes to Financial Statements (unaudited)

Semi-Annual Report October 31, 2020

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value the Fund's investments at October 31, 2020 is disclosed at the end of the Fund's Portfolio of Investments.

For the six-month period ended October 31, 2020, there were no Level 3 investments for which significant unobservable inputs were used to determine the fair value.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the applicable rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Derivatives

The Fund may invest in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to, among other things, stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligation under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statement of Assets and Liabilities. Realized gain and loss and change in unrealized appreciation and depreciation on these contracts for the reporting period are included in the Statement of Operations.

The Fund may invest in forward foreign currency contracts primarily to manage exposure to certain foreign currencies. A forward contract is an agreement between the Fund and a counterparty to buy and sell a foreign currency at a specific exchange rate at a future date, and is subject to foreign exchange rate fluctuations. All contracts are "marked-to-market" daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on forward foreign currency contracts on the Statement of Assets and Liabilities. The Fund records realized gains or losses at the time the forward foreign currency contract is settled. These realized and change in unrealized gains and losses are reflected on the Statement of Operations as gain (loss) on forward foreign currency contracts.

The Fund may invest in exchange traded futures contracts primarily to manage and/or gain exposure to commodity price, interest rate and equity price risk. A futures contract is an agreement between the Fund and the counterparty to buy or sell an asset at a specific price on a future date. Required initial margins are pledged by the Fund, and the accumulated daily change in the fair value is accounted for as an unrealized appreciation or depreciation on futures in the Statement of Assets and Liabilities.

Swap agreements are privately negotiated agreements between a fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. A swap may be entered into in order to, among other things, change the maturity of a fund's portfolio, to protect a fund's value from changes in interest rates, to expose a fund to a different security or market, or to help a fund achieve a strategy relative to an index or other benchmark. By entering into a swap agreement, a fund is exposed to the risk of unanticipated movements in interest rates or in the value of an underlying security or index (or the risk that the counterparty will not fulfil its obligation under the agreement).

Notes to Financial Statements (unaudited)

Semi-Annual Report October 31, 2020

At October 31, 2020, the fair value of derivative instruments reflected on the Statement of Assets and Liabilities was as follows:

		Asset Derivatives
Derivative Instrument	Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Forward foreign currency contracts	Currency risk	Unrealized appreciation on forward foreign currency contracts	$235,658
Futures	Interest rate risk	Net unrealized appreciation on futures	25,209 *
		Liability Derivatives
Derivative Instrument	Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Forward foreign currency contracts	Currency risk	Unrealized depreciation on forward foreign currency contracts	$108,687

*  Includes cumulative appreciation or cumulative depreciation of futures contracts as disclosed in the Portfolio of Investments. Net unrealized appreciation on futures as disclosed within the Statement of Assets and Liabilities includes adjustment for broker commissions.

The transactions in derivative instruments reflected on the Statement of Operations by primary risk exposure during the six-month period ended October 31, 2020 were as follows:

Net Realized Gain (Loss) from:

Currency Risk — Forward Foreign Currency Contracts	Interest Rate Risk — Futures Contracts
$(1,041,746)	$5,332

Net Change in Unrealized Appreciation (Depreciation) on:

Currency Risk — Forward Foreign Currency Contracts	Interest Rate Risk — Futures Contracts
$371,360	$30,159

As of October 31, 2020, the Fund had transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow a fund to close out and net total exposure to a counterparty in the event of a deterioration in the credit quality or contractual default with respect to all of the transactions with a counterparty. As defined by the master netting agreement, the Fund may have collateral agreements with certain counterparties to mitigate risk. Interest expense from collateral received, if any, is included on the Statement of Operations. For financial reporting purposes, the Statement of Assets and Liabilities generally shows derivative assets and liabilities on a gross basis, which reflects the full risks

Notes to Financial Statements (unaudited)

Semi-Annual Report October 31, 2020

and exposures prior to netting. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts, including any collateral exposure, is included in the following table:

Assets				Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amount of Recognized Assets	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts of Assets Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral Received*	Net Amount
Futures	$50,140	$(24,931)	$25,209	$—	$—	$25,209
Forward Foreign Currency Contracts	235,658	—	235,658	(108,687)	—	126,971
Total	$285,798	$(24,931)	$260,867	$(108,687)	$—	$152,180
Liabilities				Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amount of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged*	Net Amount
Futures	$(24,931)	$24,931	$—	$—	$—	$—
Forward Foreign Currency Contracts	(108,687)	—	(108,687)	108,687	—	—
Total	$(133,618)	$24,931	$(108,687)	$108,687	$—	$—

*  Collateral pledged is limited to the net outstanding amount due to/from one individual counterparty. The actual collateral amounts pledged may exceed these amounts and fluctuate with value.

For the six-month period ended October 31, 2020 the average monthly volume of derivatives was as follows:

	Longs	Shorts
Forward foreign currency contracts (contract value)	$6,476,203	$(17,050,238)
Futures (notional value)	—	(1,330,247)

Securities Transactions and Investment Income

The Fund's securities transactions are recorded on the trade date. Realized gains or losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date.

Interest income is recorded on an accrual basis. Purchase discounts and premiums on fixed-income securities are accreted and amortized to maturity using the effective interest method and reflected within interest income on the Statement of Operations.

Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

Investment income, expenses (other than those specific to a particular class of shares), and realized and unrealized

Notes to Financial Statements (unaudited)

Semi-Annual Report October 31, 2020

gains and losses on investments are allocated to the separate classes of shares based upon their relative net asset value on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

Federal Taxes

The Fund intends to continue to qualify to be taxed as a "regulated investment company" under the provisions of the U.S. Internal Revenue Code of 1986, as amended (the "Code"), and as such will not be subject to U.S. federal income tax on income (including any net realized capital gains) which is distributed in accordance with the provisions of the Code to the Fund's shareholders. Therefore, no U.S. federal income tax provision is required.

Investment income received from investments in foreign jurisdictions may be subject to foreign withholding tax. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Whenever possible, the Fund will attempt to operate so as to qualify for reduced tax rates or tax exemptions in those countries with which the United States has a tax treaty. Foreign taxes, if any, net of any reclaims, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.

In addition to the requirements of the Code, the Fund may also be subject to capital gains tax in foreign jurisdictions on gains realized upon the sale of securities. If the Fund had exposure to capital gains taxes, it would accrue a deferred liability for unrealized gains in excess of available loss carryforwards based on existing tax rates and holding periods of the securities. The Fund did not have material exposure to foreign capital gains taxes in the current period.

The Fund is subject to tax accounting standards that provide guidance for how certain and uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. These standards require the evaluation of tax positions taken, or expected to be taken, in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold would be recorded as a reduction in a tax benefit or expense in the current year. Management has evaluated the application of these standards and has determined no liabilities for income tax related expenses are required in the financial statements of the Fund. The tax period ended April 30, 2019 through present remain subject to examination.

At April 30, 2020 for federal income tax purposes, the Fund had no capital loss carryforwards.

Realized capital losses, currency losses and passive foreign investment company ("PFIC") losses incurred after October 31 ("post-October losses/Late-Year Specified") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. During the year ended April 30, 2020, the Fund elected to defer net post-October or late-year losses as indicated.

At April 30, 2020, the Fund had Post October Capital/Currency Losses of $(170,764).

Dividends and Distributions to Shareholders

The Fund intends to distribute each year, as dividends, substantially all net investment income and net capital gains realized. All such dividends or distributions are credited in the form of additional shares of the Fund at net asset value on the ex-dividend date unless the shareholder elects to receive dividends and distributions in cash. Currently, the Fund's policy is to distribute net investment income and net capital gains on an annual basis. Such distributions are determined in conformity with U.S. federal income tax regulations, which may differ from GAAP.

The Fund's cost of investments and gross unrealized appreciation (depreciation) at October 31, 2020 for U.S. federal income tax purposes were as follows:

Fund	Cost of Investments	Gross Appreciation	Gross Depreciation	Net Appreciation
Baillie Gifford Multi Asset Fund	$18,532,846	$2,343,005	$(423,986)	$1,919,019

Notes to Financial Statements (unaudited)

Semi-Annual Report October 31, 2020

Note B — Investment Management and Other Services

The Fund is advised and managed by the Manager. The Manager, an investment adviser registered with the Securities and Exchange Commission (the "SEC"), is a wholly owned subsidiary of Baillie Gifford & Co.

Under an investment advisory agreement between the Manager and the Trust on behalf of the Fund (the "Advisory Agreement"), the Fund pays the Manager an investment advisory fee (the "Advisory Fee") in arrears.

The Advisory Fee paid by the Fund under the Advisory Agreement is calculated and accrued daily on the basis of the annual rate noted below and expressed as a percentage of the Fund's average daily net assets.

Fund	Average Daily Net Assets of the Fund (billions)	Annual Rate at Each Asset Level		Annual Rate at Each Asset Level Post Waiver*
Baillie Gifford Multi Asset Fund	$0 - $2 > $2 - $5 Above $5	0.33 0.29% 0.27%	%	0.08 0.06% 0.05%	%

*  The Manager has contractually agreed to waive a portion of its Advisory Fee (the "Temporary Advisory Fee Waiver") with respect to the Fund from May 1, 2020 until May 1, 2022.

The Manager is responsible for providing certain administrative services to Fund shareholders as well as coordinating, overseeing and supporting services provided to Fund shareholders by third parties, including financial intermediaries that hold accounts with the Fund, pursuant to an Administration and Supervisory Agreement between the Manager and the Trust on behalf of the Fund. The Fund has adopted an Administration, Supervisory and Sub-Accounting Services Plan with respect to Class K and Institutional Class shares, which authorizes the Fund to pay the Manager an administration and supervisory fee (the "Administration and Supervisory Fee") quarterly, in arrears, at an annual rate of 0.17% of the Fund's average net assets.

The Funds may enter into certain agreements with Financial Intermediaries that require payments for sub-transfer agency services in excess of the Board approved cap on payments and/or reimbursements to Financial

Intermediaries. In such instances the Manager will pay, out of its own profits, the difference between the amount due under the agreement with the Financial Intermediary and the cap on such payments and/or reimbursements approved by the Board.

The Manager has contractually agreed to irrevocably waive a portion of its management fee (the "Management Fee") in an amount equal to 100% of the Advisory Fee and Administration and Supervisory Fee paid by any Affiliated Fund with respect to Fund assets invested in such Affiliated Fund. For purposes of this waiver, "Affiliated Fund" means any pooled investment vehicle that is managed by the Manager or by any of its affiliates and that pays a management fee. This contractual agreement (the "Affiliated Fund Waiver") has an indefinite term for so long as the Fund's investment advisory agreement and related contractual arrangements remain in full force and effect, and it may only be terminated by the Board.

The Manager has contractually agreed to waive its fees and/or bear expenses of the Fund to the extent that the Fund's total annual operating expenses (excluding taxes, sub-accounting expenses, acquired fund fees and expenses* and extraordinary expenses) exceed the following amounts, less the above Affiliated Fund Waiver:

Fund	Class	Expense Limitation**	Expiration Date
Baillie Gifford Multi Asset Fund	Class K	0.40%	5/01/2022
Baillie Gifford Multi Asset Fund	Institutional Class	0.40%	5/01/2022

*  The term "acquired fund fees and expenses" originates in the mutual fund prospectus disclosure requirements and refers to a methodology for estimating the operating expenses of funds in which the fund invests. This information is part of the fees and expenses displayed in the Fund's prospectus.

**  This expense limitation has changed from 0.65% to 0.40% and will be applied after giving effect to the Temporary Advisory Fee Waiver described above.

Notes to Financial Statements (unaudited)

Semi-Annual Report October 31, 2020

Waived fees for the Fund are not subject to recoupment. The contractual fee waiver/expense reimbursement arrangements described above may only be terminated by the Board.

Baillie Gifford Funds Services LLC, a wholly-owned subsidiary of the Manager, serves as the sole distributor and principal underwriter of the shares of the Fund.

The Bank of New York Mellon serves as the Fund's administrator and custodian. BNY Mellon Investment Servicing (U.S.) Inc. serves as the Trust's transfer agent, registrar and dividend disbursing agent.

The Fund may own outstanding voting shares of other funds within Baillie Gifford Funds, the issuer of which is considered an affiliate. At October 31, 2020, transactions in affiliated funds, if any, are listed at the end of the Portfolio of Investments.

Note C — Investment Transactions

Purchases and proceeds from sales of securities (excluding short-term securities) for the six-month period ended October 31, 2020 were as follows:

	Purchases	Sales
Long Term Investments	$13,036,696	$3,826,323
U.S. Government Obligations	203,158	—

Note D — Transactions in Shares of Beneficial Interest

	Baillie Gifford Multi Asset Fund
	Class K Shares For the six-month Period Ended October 31, 2020		Institutional Class Shares For the six-month Period Ended October 31, 2020
	Shares	Amount	Shares	Amount
Shares sold	1,041,667	$10,000,000	4	$44
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	—	—	—	—
Net increase (decrease)	1,041,667	$10,000,000	4	$44
	Baillie Gifford Multi Asset Fund
	Class K Shares For the Year Ended April 30, 2020		Institutional Class Shares For the Year Ended April 30, 2020
	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in reinvestment of dividends and distributions	33,999	360,050	33,999	360,051
Shares redeemed	—	—	—	—
Net increase (decrease)	33,999	$360,050	33,999	$360,051

Notes to Financial Statements (unaudited)

Semi-Annual Report October 31, 2020

Note E — Beneficial Ownership

Beneficial ownership, either direct or indirect, of more than 25% of the voting securities of the Fund creates a presumption of control under Section 2(a)(9) of the 1940 Act. As of October 31, 2020, the following shareholder beneficially owned 25% or more of the Fund's voting securities:

Fund	Investor	Percentage
Baillie Gifford Multi Asset Fund	Baillie Gifford International LLC	50.71%
Baillie Gifford Multi Asset Fund	City of Austin Employees' Retirement System	49.29%

Purchase and redemption activity of this account may have a significant effect on the operation of the Fund.

Note F — Commitments and Contingencies

The Fund indemnifies the Trust's officers and Trustees for certain liabilities that might arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications.

The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Note G — Line of Credit

The Trust entered into a committed facility with Bank of New York Mellon on May 1, 2017, renewed April 21, 2020, and expiring April 20, 2021, which allows certain series of the Trust to borrow up to $50 million in total subject to minimum asset coverage requirements set out in the Credit Agreement. Each such series may borrow money under this credit facility for the temporary funding of shareholder redemptions or for other temporary or emergency purposes.

In normal market conditions, borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the one-month USD LIBOR Rate.

The rate payable at October 31, 2020 was 1.39% on any amounts drawn down. There were no drawdowns in the period.

Note H — Principal Risks (unaudited)

The below is a selection of the Fund's principal risks. For a full list of the Fund's principal risks, including a description of each risk, please refer to the Fund's prospectus.

Asset Allocation Risk

The Fund's investment performance depends upon the successful allocation of the Fund's assets among asset classes, geographical regions, industry sectors, and specific issuers and investments. Asset allocation does not eliminate risk, and market conditions sometimes arise in which even effective asset allocation cannot prevent losses, such as market conditions in which most or all asset valuations decline simultaneously. There is no guarantee that the Fund's allocation techniques and decisions will produce the desired results. It is possible to lose money on an investment in the Fund as a result of these allocation decisions.

Volatility Management Risk

There can be no guarantee that the portfolio managers will be successful in managing the Fund's overall level of volatility. As a result, the Fund may not realize the anticipated benefits from its volatility management strategies or it may realize losses, especially in situations where the valuation of a broad range of asset classes, markets and instruments move in the same direction. Under certain market conditions, the use of volatility management strategies may also result in less favorable performance

Notes to Financial Statements (unaudited)

Semi-Annual Report October 31, 2020

than if such strategies had not been used. Volatility is non-directional; low volatility does not necessarily suggest that the Fund will not lose value or is less risky.

Market Risk

The value of the Fund's investments will be affected by fluctuations in the markets in which the Fund is invested, factors affecting a particular industry or industries, real or perceived adverse economic conditions, changes in interest or currency rates or adverse investor sentiment generally. Declines in securities market prices may reduce the net asset value of the Fund's shares.

Derivatives Risk

Investing in derivative instruments involves the risk that these instruments' values may not move as expected relative to the values of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, counterparty risk, and liquidity risk.

Futures Contracts Risk

Investments in futures contracts may be subject to losses that exceed the amount of the premiums paid and may subject the Fund's net asset value to greater volatility.

Structured Finance Securities Risk

Holders of structured finance securities bear the risks of the underlying investments, index or reference obligation and are subject to counterparty risk. Payment streams associated with structured finance securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, deal structure, creditworthiness of any credit-support provider, and reliability of various other service providers with access to the payment stream), and a problem in any of these factors can lead to a reduction in the payment stream the Manager expected the Fund to receive when the Fund purchased the structured finance security.

Underlying Funds Risk

Investments in other pooled investment vehicles may indirectly expose the Fund to all of the risks applicable to an investment in such other pool. The Fund must pay its pro rata portion of the other pooled vehicles fees and expenses. If such pool is an ETF or other product traded on a securities exchange or otherwise actively traded, its shares may trade at a premium or discount to their net asset value, an effect that might be more pronounced in less liquid markets. Further, the Manager or an affiliate will serve as investment adviser to some pools in which the Fund invests, leading to potential conflicts of interest.

The following emerging risks are second-tier risks but are highlighted due to being particularly relevant at the current time:

LIBOR Phaseout

The United Kingdom's Financial Conduct Authority, which regulates the London Interbank Offered Rate ("LIBOR"), has announced plans to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future use of LIBOR and the nature of any replacement rate. The transition process away from LIBOR may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR.

Further, the Fund's Credit Agreement in place with Bank of New York Mellon references LIBOR and as such a suitable replacement reference rate will be required ahead of the end of 2021.

The Manager has set up a LIBOR working group to consider and plan for LIBOR's discontinuation including considering the impact on the Fund's Credit Agreement. Actions are being taken to reduce or remove LIBOR references in advance of the December 2021 deadline.

Market Disruption and Geopolitical Risk

Communicable diseases, including those that result in pandemics or epidemics, may pose significant threats to human health, and such diseases, along with any efforts to contain their spread, may be highly disruptive to both global and local economies and markets, with significant negative impact on individual issuers, sectors, industries,

Notes to Financial Statements (unaudited)

Semi-Annual Report October 31, 2020

and asset classes. Significant public health crises, including those triggered by the transmission of a communicable disease and efforts to contain it may result in, among other things, border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, event cancellations and restrictions, service cancellations, reductions and other changes, significant challenges in healthcare service preparation and delivery, and prolonged quarantines, as well as general concern and uncertainty. All of these disruptive effects were present, for example, in the global pandemic linked to the outbreak of respiratory disease caused by a novel coronavirus designated as COVID-19 that was first reported in China in December 2019.

For further information on the risks of investing in the Fund, please refer to the Fund's prospectus.

Note I — Legal Notice (unaudited)

ICE

ICE Data Indices, LLC ("ICE DATA"), is used with permission. ICE DATA, its affiliates and their respective third party suppliers disclaim any and all warranties and representations, express and/or implied, including any warranties of merchantability or fitness for a particular purpose or use, including the indices, index data and any data included in, related to, or derived therefrom. Neither ICE DATA, its affiliates nor their respective third party providers shall be subject to any damages or liability with respect to the adequacy, accuracy, timeliness or completeness of the indices or the index data or any component thereof, and the indices and index data and all components thereof are provided on an "as is" basis and your use is at your own risk. ICE DATA, its affiliates and their respective third party suppliers do not sponsor, endorse, or recommend Baillie Gifford, or any of its products or services.

Note J — Liquidity Risk Management Program (unaudited)

In accordance with Rule 22e-4 (the "Liquidity Rule") under the 1940 Act, the Fund has adopted and implemented a liquidity risk management program (the "Program"). The purpose of the Program is to outline the techniques, tools and arrangements employed for the management of liquidity risk within the Fund, and the terms, contents and frequency of reporting and escalation of any issues to the Board. Liquidity is managed taking into account the investment strategy, liquidity profile, and redemption policy and history of the Fund, with the objective of maintaining a level of liquidity that is appropriate in light of the Fund's obligations to its shareholders. The Program assesses liquidity risk under both normal and stressed market conditions.

During the reporting period, the Fund maintained a high level of liquidity and primarily held assets that are defined under the Liquidity Rule as "Highly Liquid Investments."

As a result, the Fund has not adopted a Highly Liquid Investment minimum. A Highly Liquid Investment is defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

During the reporting period, there were no liquidity events that materially affected the performance of the Fund or its ability to timely meet redemptions without dilution to existing shareholders. The Manager, which has been designated by the Board to administer the Program, determined that, during the reporting period, the Program operated adequately and effectively to manage the Fund's liquidity risk. There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risks applicable to the Fund can be found in the Fund's prospectus.

Note K — Subsequent Events

Events or transactions that occur after the financial statement date but before the financial statements are issued are categorized as recognized or non-recognized for financial statement purposes.

There were no other subsequent events identified between October 31, 2020 and the issuance of the Financial Statements.

Supplemental Information (unaudited)

Semi-Annual Report October 31, 2020

Management of the Trust

Independent Trustees

Howard W. Chin, Trustee*

Pamela M. J. Cox, Trustee

Bruce C. Long, Trustee, Chair of the Nominating and Governance Committee*

Robert E. Rigsby, Trustee, Chair of the Audit Oversight Committee

Donald P. Sullivan Jr., Trustee**

Interested Trustee

David Salter, Trustee, Chair of the Board and President

Officers (other than officers who are also Trustees)

Andrew Telfer, Vice President

Michael Stirling-Aird, Vice President

Julie Paul, Vice President

Tim Campbell, Vice President

Lindsay Cockburn, Treasurer

Gareth Griffiths, Secretary and Chief Legal Officer

Graham Laybourn, Vice President

Suzanne Quinn, Chief Compliance Officer and AML Compliance Officer

Evan Delaney, Chief Risk Officer

Lesley-Anne Archibald, Vice President

*  As of October 1, 2020, Howard W. Chin serves as Chair of the Nominating and Governance Committee.

**  Effective July 1, 2020, Donald P. Sullivan Jr. has joined the Board as an Independent Trustee.

Additional information regarding the Trustees is in the Fund's Statement of Additional Information and is available upon request, without charge, by calling the Manager at 011-44-131-275-2000. Shareholders may submit to the Trust claims for reimbursement of telephone charges incurred in placing such calls.

A description of the Fund's proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Manager at 011-44-131-275-2000 or on the SEC's website at http://www.sec.gov. Shareholders may submit to the Trust claims for reimbursement of telephone charges incurred in placing such calls.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent

12-month period ended June 30 is also available without charge upon request by calling the Manager at 011-44-131-275-2000 or by accessing the Fund's Form N-PX on the SEC's website at http://www.sec.gov. Shareholders may submit to the Trust claims for reimbursement of telephone charges incurred in placing such calls.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its Form N-PORT. The Fund's Form N-PORT is available on the SEC's website at http://www.sec.gov. The Fund's holdings can also be found at Baillie Gifford Funds' website: http://USmutualfund.bailliegifford.com.

BOARD CONSIDERATIONS REGARDING
2020 CONTRACT RENEWAL (unaudited)

Semi-Annual Report October 31, 2020

On June 19, 2020, the Board of Trustees (the "Board") of Baillie Gifford Funds (the "Trust"), including those trustees who are not "interested persons" as defined by the Investment Company Act of 1940, as amended (the "Independent Trustees"), approved the renewal of the investment advisory agreement (the "Advisory Agreement") between the Trust, on behalf of Baillie Gifford Multi Asset Fund (the "Fund"), and Baillie Gifford Overseas Limited (the "Manager"). As part of the review process, the Independent Trustees met independently of Trust management and of the interested trustee of the Board to consider the renewal of the Advisory Agreement. During the review process, the Independent Trustees were represented by independent legal counsel. The Independent Trustees reviewed materials received from the Manager, Broadridge, an independent provider of mutual fund data ("Broadridge"), and independent legal counsel. After reviewing the information received, the Independent Trustees requested supplemental information, and the Manager provided materials in response. The Board determined that, given the totality of the information provided with respect to the Advisory Agreement, the Board had received sufficient information to approve the Advisory Agreement.

The Board concluded that it was in the best interests of the Fund to renew the Advisory Agreement. In reaching this conclusion for the Fund, the Board did not identify any single factor as determinative in its analysis, but rather the Board considered a variety of factors, including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

The Board considered the nature, extent and quality of the services provided by the Manager to the Fund. The Board noted that: (1) pursuant to the Fund's Advisory Agreement, the Manager provides portfolio management services to the Fund and receives an advisory fee; and (2) pursuant to a separate Administration, Supervisory and Sub-Accounting Services Plan and Administration and Supervisory Agreement for Institutional Class and Class K shares of the Fund, the Manager receives an "administration and supervisory fee." The Board considered the background and qualifications of the investment, compliance and administrative personnel involved in the management and oversight of the Fund, reviewed information regarding the Fund's performance, advisory fee, and the administration and supervisory fee and expense ratios for Institutional Class and Class K shares of the Fund compared to similar funds, and considered the experience of the Manager in providing services to the Fund. In assessing the Fund's performance, the Board considered that performance is closely evaluated at the quarterly meetings of the Board's Performance Committee, that the Manager employs a long-term investment approach and that the Fund's returns over longer-term periods were generally good. In evaluating the advisory fee paid by the Fund, and in particular when assessing comparative data, the Board considered not only the advisory fee, but also the combination of the advisory fee and the administration and supervisory fee. The Board also considered that the advisory fee schedule for the Fund includes breakpoints. The Board considered other benefits derived by the Manager and its affiliates from the relationship to the Fund, including the Manager's receipt of the administration and supervisory fee. The Board concluded that the nature, extent and quality of the services provided by the Manager to the Fund, pursuant to the Advisory Agreement, were satisfactory.

The Board reviewed the Manager's revenues received with respect to the Fund and the nature of the Manager's resources expended in providing solely advisory services as well as shareholder services to the Fund. The Board considered the Manager's estimated profitability with respect to the Fund and concluded that it was not unreasonable.

The Board reviewed total return information for the one-year and since inception (December 3, 2018) periods ended March 31, 2020 for the Fund compared to a benchmark index (ICE BofA 3-Month U.S. Treasury Bill Index) and the average total returns of a performance universe of funds provided by Broadridge, and calendar year returns for 2019 for the Fund compared to the benchmark index and a peer group of funds provided by Broadridge. The Board noted that the Fund's total return was below the benchmark index and the average of the performance universe for the one-year period and below the benchmark index but above the average of the performance universe for the since inception period. The Board concluded that the Fund's performance was satisfactory.

The Board reviewed the advisory fee (plus the administration and supervisory fee) and net expense ratio for the Fund's Class K and Institutional Class, and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the contractual advisory fee (plus the administration and supervisory fee) for the Fund's Institutional Class was below the average management fee of both the expense peer group and the expense universe. The Board also reviewed the fee schedules for other pooled vehicles of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered that the contractual advisory fee (plus the administration

BOARD CONSIDERATIONS REGARDING
2020 CONTRACT RENEWAL (unaudited)

Semi-Annual Report October 31, 2020

and supervisory fee) for the Fund's Institutional Class was on the low end of the spectrum of the expense peer group and also considered the advisory fee waiver and expense limitation in place until May 1, 2022. On the basis of the information provided, the Board concluded that the advisory fee was reasonable.

Based upon all the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement for the Fund were reasonable and fair and that the renewal of the Advisory Agreement was in the best interests of the Fund.

Supplemental Information (unaudited)

Semi-Annual Report October 31, 2020

Shareholder Meeting Results

The Trust held a special meeting (the "Special Meeting") of shareholders on behalf of all series of the Trust on June 11, 2020. Due to circumstances surrounding the Coronavirus pandemic, the Special Meeting was held in a virtual meeting format, via the internet, with no option of physical in-person presence. The meeting was called solely for the purpose of the election of Trustees, pursuant to notice duly sent, in connection with a proxy statement dated May 19, 2020. The results of voting on the sole proposal were as follows:

Proposal: Election of Trustees

Trustee Nominee	Votes For	Votes Withheld	Percentage of Total Shares Outstanding Voting in Favor	Percentage of Shares Present Voting in Favor
Howard W. Chin	430,237,081.287	268,866.853	54.079%	99.938%
Pamela M. J. Cox	430,112,662.403	393,285.737	54.063%	99.909%
Robert E. Rigsby	430,246,659.268	259,288.872	54.080%	99.940%
David W. Salter	429,662,293.142	843,654.998	54.006%	99.805%
Donald P. Sullivan	430,253,736.792	252,211.348	54.081%	99.942%

Accordingly, each trustee nominee was approved by the holders of a plurality of the Trust's shares present, by proxy or otherwise, at the Special Meeting. As disclosed in the proxy statement, the Trustees had separately taken action, effective immediately following the shareholder meeting, to further increase the size of the Board from five to six and to reappoint Bruce C. Long as a Trustee, with the expectation that Mr. Long will continue to serve until his planned retirement date of December 31, 2020.

Copyright © Baillie Gifford & Co 2015.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	In accordance with Section 13(c) of the Investment Company Act of 1940, the registrant has divested itself of the following securities since the filing of its last report or Form N-CSR.

Name of Issuer	Exchange Ticker Symbol	Security Identifier (CUSIP number/ISIN)	Total Number of Shares Divested	Date Securities were Divested	Amount Held on Filing Date	Statute

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c)) under the Investment Company Act of 1940, as amended (the “1940 Act”) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                                  Baillie Gifford Funds

By (Signature and Title)*	/s/ David Salter
David Salter, President
(Principal Executive Officer)

Date	23 December 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David Salter
David Salter, President
(Principal Executive Officer)

Date	23 December 2020

By (Signature and Title)*	/s/ Lindsay Cockburn
Lindsay Cockburn, Treasurer
(Principal Financial Officer)
Date	23 December 2020

* Print the name and title of each signing officer under his or her signature.